Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
The following Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) has been adopted by the Company:

ASU 2023-07 Segment reporting (Topic 280): Improvements to reportable segment disclosures
The ASU aims to improve financial disclosures about a public entity's reportable segments and address requests from investors for additional and more detailed information regarding reportable segment expenses. The main amendments in the ASU require public entities, including those that have a single reportable segment, to disclose on an annual and interim basis the significant segment expenses provided to the chief operating decision maker (CODM), disclose the title/position of the CODM and how the segment expenses information is used in the decision making process. The Company manages its operations as one business segment over a single network with operations in Canada and the U.S. with the Chief Executive Officer identified as its CODM. The Company has identified Net income and diluted EPS to be its profit measures reviewed by the CODM and has disclosed how the CODM uses these measures to assess segment performance and allocate resources. Moreover, significant segment expenses regularly provided to the CODM have been identified as the expenses detailed in the Consolidated Statements of Income. The ASU requires single reportable segment entities to apply all disclosure requirements in Topic 280.

The ASU is effective for annual periods beginning after December 15, 2023. The Company adopted this standard in the fourth quarter of 2024 with an effective date of January 1, 2024 and has included the relevant disclosures within Note 23 – Segmented information. The Company will also include the relevant disclosures within the 2025 Interim Consolidated Financial Statements.

The following recent ASU issued by the Financial Accounting Standards Board (FASB) have an effective date after December 31, 2023 and have not been adopted by the Company:

ASU 2024-03 – Disaggregation of Income Statement Expenses (Subtopic 220-40)
This ASU aims to provide stakeholders a clearer understanding of an entity's expenses and enhance their ability to assess performance, forecast expenses and evaluate the entity's potential for future cash flows. The ASU amends the rules on income statement expense disclosures and requires public business entities to disaggregate and disclose, in tabular format in the notes to financial statements, specified categories of expenses contained within certain income statement expense line items; to integrate certain amounts that were already required to be disclosed under current GAAP with the new disaggregation requirements and to qualitatively disclose descriptions of the amounts remaining that were not separately disaggregated. The ASU also requires public business entities to disclose the total amount of selling expenses and, in annual reporting periods, an entity's definition of those selling expenses. This ASU does not change or remove the current disclosure requirements of expense line items on the face of the Consolidated Statements of Income.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements disclosures.

The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this ASU should be applied either prospectively to Consolidated Financial Statements issued for reporting periods following the effective date, or retrospectively to any or all prior periods presented in the Consolidated Financial Statements.

ASU 2023-09 – Income Taxes (Topic 740): Improvements to income tax disclosures
The ASU amends the rules on income tax disclosures by modifying or eliminating certain existing income tax disclosure requirements in addition to establishing new requirements. The amendments address investor requests for more transparency about income taxes, including jurisdictional information, by requiring consistent categories and greater disaggregation of information. The ASU’s two primary amendments relate to the rate reconciliation and income taxes paid annual disclosures.

Reconciling items presented in the rate reconciliation will be in dollar amounts and percentages, and will be disaggregated into specified categories with certain reconciling items further broken out by nature and/or jurisdiction using a 5% threshold of domestic federal taxes. Income taxes paid will be disaggregated between federal, provincial/territorial, and foreign taxing jurisdictions using a 5% threshold of total income taxes paid net of refunds received.

The ASU is effective for annual periods beginning after December 15, 2024.
The adoption of the ASU will have an impact on the Company’s Consolidated Financial Statements disclosures. The required disclosure changes will be reflected in the Company’s Consolidated Financial Statements when the ASU is adopted. As the Company will not early adopt the ASU, the required disclosure changes will be reflected in the Company's 2025 Annual Consolidated Financial Statements. The Company is currently evaluating whether to apply the amendments prospectively or retrospectively.
Other recently issued ASUs required to be applied on or after December 31, 2024 have been evaluated by the Company and are not expected to have a significant impact on the Company's Consolidated Financial Statements.